Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Banco Macro SA, ADR	294	$7,600
Globant SA(a)	270	28,890
Grupo Financiero Galicia SA, ADR	570	7,615
Telecom Argentina SA, ADR	1,410	14,636
YPF SA, ADR	936	8,995

		67,736

Brazil — 7.2%
Ambev SA	34,800	148,556
Atacadao SA	1,200	5,338
B2W Cia. Digital(a)	1,368	18,228
B3 SA — Brasil, Bolsa, Balcao	16,800	189,602
Banco Bradesco SA	7,844	57,972
Banco BTG Pactual SA	1,800	29,906
Banco do Brasil SA	6,000	67,843
Banco Santander Brasil SA	2,400	25,031
BB Seguridade Participacoes SA	6,000	48,885
BR Malls Participacoes SA	8,400	30,932
BRF SA(a)	4,200	36,355
CCR SA	9,000	36,589
Centrais Eletricas Brasileiras SA	2,400	19,770
Cia. de Saneamento Basico do Estado de Sao Paulo	3,000	40,726
Cia. Siderurgica Nacional SA	5,400	16,041
Cielo SA	9,000	16,602
Cogna Educacao	11,400	27,635
Cosan SA	1,200	17,624
Embraer SA	6,000	25,542
Energisa SA	600	6,525
Engie Brasil Energia SA	1,800	19,910
Equatorial Energia SA	9,000	43,933
Hapvida Participacoes e Investimentos SA(b)	1,200	15,808
Hypera SA	3,000	23,627
IRB Brasil Resseguros S/A	5,400	47,419
JBS SA	8,400	56,579
Klabin SA	6,600	27,659
Localiza Rent a Car SA	4,800	51,130
Lojas Renner SA	6,630	81,223
Magazine Luiza SA	4,800	51,118
Multiplan Empreendimentos Imobiliarios SA	3,600	24,623
Natura Cosmeticos SA	3,600	28,199
Notre Dame Intermedica Participacoes SA	2,400	32,177
Petrobras Distribuidora SA	4,800	32,285
Petroleo Brasileiro SA	24,600	181,520
Raia Drogasil SA	1,800	48,100
Rumo SA(a)	10,200	58,933
Sul America SA	1,200	15,095
Suzano SA	4,200	38,302
TIM Participacoes SA	6,000	19,213
Ultrapar Participacoes SA	4,800	24,759
Vale SA(a)	24,671	291,620
WEG SA	7,240	52,087

		2,131,021

Chile — 1.0%
Banco de Chile	257,298	26,051
Banco de Credito e Inversiones SA	463	20,645
Banco Santander Chile	487,830	25,978
Cencosud SA	11,370	14,443
Cia. Cervecerias Unidas SA	1,644	15,097
Empresas CMPC SA	10,644	23,018

Security	Shares	Value

Chile (continued)
Empresas COPEC SA	3,120	$24,746
Enel Americas SA	291,108	55,716
Enel Chile SA	338,172	25,309
Latam Airlines Group SA	2,724	28,522
SACI Falabella	6,864	27,475

		287,000

Colombia — 0.4%
Bancolombia SA	2,706	32,002
Ecopetrol SA	35,352	33,001
Grupo Argos SA/Colombia	3,846	19,163
Grupo de Inversiones Suramericana SA	2,424	22,284
Interconexion Electrica SA ESP	4,128	22,231

		128,681

Czech Republic — 0.3%
CEZ AS	1,092	24,198
Komercni Banka AS	702	24,053
Moneta Money Bank AS(b)	7,524	25,000

		73,251

Egypt — 0.2%
Commercial International Bank Egypt SAE	9,973	48,751
Eastern Co. SAE	14,766	13,713

		62,464

Greece — 0.5%
Alpha Bank AE(a)	13,860	29,189
Eurobank Ergasias SA(a)	20,004	21,086
Hellenic Telecommunications Organization SA	2,070	31,132
Jumbo SA	1,104	22,154
National Bank of Greece SA(a)	3,564	12,080
OPAP SA	2,460	30,270

		145,911

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	3,312	32,046
OTP Bank Nyrt	1,602	75,495
Richter Gedeon Nyrt	1,074	20,596

		128,137

Indonesia — 2.9%
Adaro Energy Tbk PT	112,200	9,784
Astra International Tbk PT	144,600	66,636
Bank Central Asia Tbk PT	82,200	182,990
Bank Mandiri Persero Tbk PT	152,400	75,363
Bank Negara Indonesia Persero Tbk PT	63,000	33,499
Bank Rakyat Indonesia Persero Tbk PT	462,000	133,965
Barito Pacific Tbk PT	212,400	20,480
Charoen Pokphand Indonesia Tbk PT	61,200	29,179
Gudang Garam Tbk PT	4,200	15,000
Hanjaya Mandala Sampoerna Tbk PT	53,700	7,367
Indah Kiat Pulp & Paper Corp. Tbk PT	18,000	8,678
Indocement Tunggal Prakarsa Tbk PT	15,600	21,456
Indofood CBP Sukses Makmur Tbk PT	12,600	10,117
Indofood Sukses Makmur Tbk PT	40,800	22,996
Kalbe Farma Tbk PT	171,000	18,488
Pabrik Kertas Tjiwi Kimia Tbk PT	12,600	8,218
Perusahaan Gas Negara Tbk PT	93,000	12,659
Semen Indonesia Persero Tbk PT	27,600	22,405
Telekomunikasi Indonesia Persero Tbk PT	387,600	107,995
Unilever Indonesia Tbk PT	11,400	33,784
United Tractors Tbk PT	13,800	20,473

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
XL Axiata Tbk PT(a)	10,800	$2,557

		864,089

Malaysia — 2.8%
Axiata Group Bhd	23,400	23,139
British American Tobacco Malaysia Bhd	1,200	4,683
CIMB Group Holdings Bhd	43,800	54,324
Dialog Group Bhd	26,400	21,176
DiGi.Com Bhd	30,600	32,824
Gamuda Bhd	22,800	20,526
Genting Bhd	20,400	28,477
Genting Malaysia Bhd	24,000	18,044
Hartalega Holdings Bhd	13,200	16,593
Hong Leong Bank Bhd	7,200	29,134
IHH Healthcare Bhd	18,000	23,144
IOI Corp. Bhd	12,600	13,123
Kuala Lumpur Kepong Bhd	4,800	26,824
Malayan Banking Bhd	32,400	66,173
Malaysia Airports Holdings Bhd	4,800	9,539
Maxis Bhd	20,400	25,302
MISC Bhd	14,400	28,100
Nestle Malaysia Bhd	600	20,587
Petronas Chemicals Group Bhd	16,800	28,399
Petronas Gas Bhd	4,200	15,587
PPB Group Bhd	7,240	31,550
Press Metal Aluminium Holdings Bhd	15,000	16,880
Public Bank Bhd	24,600	115,564
RHB Bank Bhd	5,400	7,318
Sime Darby Bhd	27,600	14,869
Sime Darby Plantation Bhd	18,600	22,178
Telekom Malaysia Bhd	3,600	3,241
Tenaga Nasional Bhd	22,800	71,842
Top Glove Corp. Bhd	15,000	16,162
YTL Corp. Bhd	36,640	7,325

		812,627

Mexico — 3.5%
Alfa SAB de CV, Class A	16,800	13,230
America Movil SAB de CV, Series L, NVS	261,000	200,713
Arca Continental SAB de CV	3,600	19,104
Cemex SAB de CV, CPO, NVS	110,400	40,469
Coca-Cola Femsa SAB de CV	4,200	24,149
Fibra Uno Administracion SA de CV	25,800	39,509
Fomento Economico Mexicano SAB de CV	15,600	141,944
Gruma SAB de CV, Series B	1,560	15,756
Grupo Aeroportuario del Pacifico SAB de CV, Series B	3,000	30,574
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,890	32,331
Grupo Bimbo SAB de CV, Series A	13,800	23,913
Grupo Financiero Banorte SAB de CV, Class O	21,000	110,827
Grupo Financiero Inbursa SAB de CV, Class O	15,000	17,849
Grupo Mexico SAB de CV, Series B	27,600	72,277
Grupo Televisa SAB, CPO	18,000	39,266
Industrias Penoles SAB de CV	1,200	12,753
Infraestructura Energetica Nova SAB de CV	1,800	7,400
Kimberly-Clark de Mexico SAB de CV, Class A	15,000	28,800
Megacable Holdings SAB de CV, CPO	2,400	8,519
Orbia Advance Corp. SAB de CV	7,800	17,067
Promotora y Operadora de Infraestructura SAB de CV	3,000	28,752
Wal-Mart de Mexico SAB de CV	42,600	118,984

		1,044,186

Security	Shares	Value

Pakistan — 0.0%
MCB Bank Ltd.	5,400	$6,975

Peru — 0.6%
Cia. de Minas Buenaventura SAA, ADR	1,686	25,914
Credicorp Ltd.	534	112,775
Southern Copper Corp.	666	25,328

		164,017

Philippines — 1.6%
Aboitiz Equity Ventures Inc.	21,900	21,096
Ayala Corp.	2,220	35,212
Ayala Land Inc.	70,200	62,857
BDO Unibank Inc.	19,380	57,894
GT Capital Holdings Inc.	1,184	20,842
International Container Terminal Services Inc.	7,680	18,681
JG Summit Holdings Inc.	26,580	40,224
Jollibee Foods Corp.	4,140	15,643
Manila Electric Co.	2,460	15,443
Metro Pacific Investments Corp.	162,600	13,759
Metropolitan Bank & Trust Co.	6,847	8,927
PLDT Inc.	750	15,866
SM Investments Corp.	2,160	45,058
SM Prime Holdings Inc.	85,800	65,851
Universal Robina Corp.	7,740	22,863

		460,216

Poland — 1.4%
Bank Polska Kasa Opieki SA	1,326	35,531
CCC SA	252	7,242
CD Projekt SA	522	35,035
Dino Polska SA(a)(b)	252	8,711
Grupa Lotos SA	726	17,019
KGHM Polska Miedz SA(a)	1,170	26,894
LPP SA	12	26,694
mBank SA(a)	210	19,985
Orange Polska SA(a)	2,556	4,176
PGE Polska Grupa Energetyczna SA(a)	7,284	16,244
Polski Koncern Naftowy ORLEN SA	2,388	56,723
Polskie Gornictwo Naftowe i Gazownictwo SA	14,844	17,535
Powszechna Kasa Oszczednosci Bank Polski SA	7,110	65,700
Powszechny Zaklad Ubezpieczen SA	5,382	53,255
Santander Bank Polska SA	294	20,672

		411,416

Qatar — 1.4%
Commercial Bank PSQC (The)	14,100	16,858
Industries Qatar QSC	13,243	36,546
Masraf Al Rayan QSC	33,480	35,185
Mesaieed Petrochemical Holding Co.	32,880	23,335
Ooredoo QPSC	12,060	22,846
Qatar Electricity & Water Co. QSC	5,280	23,247
Qatar Fuel QSC	1,730	10,597
Qatar Insurance Co. SAQ	14,760	12,369
Qatar International Islamic Bank QSC	2,608	6,521
Qatar Islamic Bank SAQ	8,880	36,019
Qatar National Bank QPSC	35,544	186,767

		410,290

Russia — 5.8%
Alrosa PJSC	18,360	22,254
Gazprom PJSC	83,340	333,957
Inter RAO UES PJSC	354,000	24,563
LUKOIL PJSC	3,162	301,957

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Magnit PJSC, GDR(c)	1,692	$19,314
MMC Norilsk Nickel PJSC	504	133,673
Mobile TeleSystems PJSC, ADR	4,416	41,687
Moscow Exchange MICEX-RTS PJSC	3,220	5,296
Novatek PJSC, GDR(c)	726	143,748
Novolipetsk Steel PJSC	8,280	16,673
PhosAgro PJSC, GDR(c)	1,272	15,671
Polymetal International PLC	687	10,324
Polyus PJSC	96	10,293
Rosneft Oil Co. PJSC, GDR(c)	9,366	63,501
Sberbank of Russia PJSC	28,603	104,131
Sberbank of Russia PJSC, ADR	13,306	194,667
Severstal PJSC	1,800	25,430
Surgutneftegas PJSC	59,400	40,758
Tatneft PJSC	11,520	132,712
VTB Bank PJSC, GDR(c)	15,936	21,992
X5 Retail Group NV, GDR(c)	1,068	35,628

		1,698,229

Saudi Arabia — 3.7%
Advanced Petrochemical Co.	1,650	20,636
Al Rajhi Bank	10,092	167,393
Alinma Bank	3,558	21,633
Almarai Co. JSC	1,926	25,295
Arab National Bank	1,107	7,528
Bank AlBilad	3,522	24,231
Bank Al-Jazira	5,028	18,262
Banque Saudi Fransi	4,176	37,306
Bupa Arabia for Cooperative Insurance Co.	684	18,422
Co for Cooperative Insurance (The)(a)	1,026	19,097
Dar Al Arkan Real Estate Development Co.(a)	3,060	9,466
Etihad Etisalat Co.(a)	2,610	15,646
Jarir Marketing Co.	528	22,274
National Commercial Bank	8,250	101,200
Riyad Bank	11,142	65,366
Sahara International Petrochemical Co.	3,894	16,199
Samba Financial Group	7,542	58,626
Saudi Airlines Catering Co.	504	11,935
Saudi Arabian Fertilizer Co.	1,332	26,036
Saudi Arabian Mining Co.(a)	2,574	29,481
Saudi Basic Industries Corp.	5,286	128,273
Saudi British Bank (The)	3,487	31,708
Saudi Cement Co.	912	16,538
Saudi Electricity Co.	6,528	35,303
Saudi Industrial Investment Group	2,844	15,335
Saudi Kayan Petrochemical Co.(a)	7,344	19,741
Saudi Telecom Co.	3,540	87,981
Savola Group (The)(a)	1,482	12,409
Yanbu National Petrochemical Co.	1,716	22,926

		1,086,246

South Africa — 7.0%
Absa Group Ltd.	5,880	59,093
Anglo American Platinum Ltd.	474	39,222
AngloGold Ashanti Ltd.	3,414	63,855
Aspen Pharmacare Holdings Ltd.(a)	2,376	19,037
Bid Corp. Ltd.	2,694	59,317
Bidvest Group Ltd. (The)	2,448	33,909
Capitec Bank Holdings Ltd.	348	33,659
Clicks Group Ltd.	1,950	33,329
Discovery Ltd.	3,036	24,461

Security	Shares	Value

South Africa (continued)
Exxaro Resources Ltd.	2,106	$19,163
FirstRand Ltd.	26,598	113,667
Foschini Group Ltd. (The)	1,956	20,715
Gold Fields Ltd.	6,948	36,487
Growthpoint Properties Ltd.	22,878	35,614
Impala Platinum Holdings Ltd.(a)	5,976	45,922
Investec Ltd.	2,838	16,310
Kumba Iron Ore Ltd.	288	7,388
Life Healthcare Group Holdings Ltd.	12,510	21,105
Mr. Price Group Ltd.	1,722	20,566
MTN Group Ltd.	13,206	83,248
MultiChoice Group Ltd.(a)	3,834	31,718
Naspers Ltd., Class N	3,396	485,512
Nedbank Group Ltd.	2,827	42,252
NEPI Rockcastle PLC	3,312	28,032
Northam Platinum Ltd.(a)	2,412	17,613
Old Mutual Ltd.	39,156	49,543
Pick n Pay Stores Ltd.	3,720	17,233
PSG Group Ltd.	1,284	20,437
Rand Merchant Investment Holdings Ltd.	11,652	24,007
Redefine Properties Ltd.	43,848	24,628
Reinet Investments SCA	1,224	23,825
Remgro Ltd.	4,086	53,595
RMB Holdings Ltd.	5,826	32,066
Sanlam Ltd.	14,886	77,625
Sasol Ltd.	4,146	74,698
Shoprite Holdings Ltd.	3,444	30,122
Sibanye Gold Ltd.(a)	16,992	33,490
SPAR Group Ltd. (The)	1,410	19,815
Standard Bank Group Ltd.	10,602	119,919
Tiger Brands Ltd.	1,158	16,145
Vodacom Group Ltd.	4,626	38,238
Woolworths Holdings Ltd./South Africa	7,464	26,580

		2,073,160

South Korea — 16.7%
Amorepacific Corp.	294	47,044
AMOREPACIFIC Group	216	14,849
BGF retail Co. Ltd.	85	12,090
BNK Financial Group Inc.	2,364	13,930
Celltrion Healthcare Co. Ltd.(a)	420	17,513
Celltrion Inc.(a)	708	104,298
CJ CheilJedang Corp.	84	17,637
CJ ENM Co. Ltd.	108	13,953
Daelim Industrial Co. Ltd.	270	20,550
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	480	10,708
DB Insurance Co. Ltd.	384	18,109
E-MART Inc.	174	19,298
Fila Korea Ltd.	438	19,135
GS Engineering & Construction Corp.	612	15,544
GS Holdings Corp.	462	18,716
Hana Financial Group Inc.	2,052	62,108
Hankook Tire & Technology Co. Ltd.	588	16,553
Hanmi Pharm Co. Ltd.	60	16,230
Hanon Systems	1,914	17,501
Hanwha Chemical Corp.	1,086	16,136
Hanwha Corp.	468	9,727
HDC Hyundai Development Co-Engineering & Construction, Class E	198	4,635
Helixmith Co. Ltd.(a)	172	13,237
HLB Inc.(a)	318	30,988

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hotel Shilla Co. Ltd.	276	$19,792
Hyundai Engineering & Construction Co. Ltd.	624	21,634
Hyundai Glovis Co. Ltd.	186	23,700
Hyundai Heavy Industries Holdings Co. Ltd.	84	24,607
Hyundai Marine & Fire Insurance Co. Ltd.	546	12,943
Hyundai Mobis Co. Ltd.	522	108,276
Hyundai Motor Co.	1,164	119,243
Hyundai Steel Co.	726	19,515
Industrial Bank of Korea	2,232	22,204
Kakao Corp.	426	56,084
Kangwon Land Inc.	726	18,040
KB Financial Group Inc.	3,174	123,746
KCC Corp.	42	7,716
Kia Motors Corp.	2,160	79,092
KMW Co. Ltd.(a)	216	8,485
Korea Aerospace Industries Ltd.	696	21,979
Korea Electric Power Corp.(a)	1,902	44,927
Korea Investment Holdings Co. Ltd.	378	22,946
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	324	32,917
Korea Zinc Co. Ltd.	78	26,811
KT&G Corp.	906	75,017
LG Chem Ltd.	396	102,759
LG Corp.	810	48,690
LG Display Co. Ltd.(a)	1,680	20,909
LG Electronics Inc.	864	51,131
LG Household & Health Care Ltd.	84	89,963
LG Innotek Co. Ltd.	102	10,536
LG Uplus Corp.	1,032	11,708
Lotte Chemical Corp.	132	24,586
Lotte Corp.	234	7,063
Lotte Shopping Co. Ltd.	103	11,554
Medy-Tox Inc.	42	10,749
Mirae Asset Daewoo Co. Ltd.	2,760	16,894
NAVER Corp.	1,086	158,144
NCSoft Corp.	138	57,600
Netmarble Corp.(a)(b)	204	15,199
NH Investment & Securities Co. Ltd.	1,542	16,188
OCI Co. Ltd.	156	8,175
Orion Corp./Republic of Korea	270	23,545
Pearl Abyss Corp.(a)	48	7,530
POSCO	588	114,748
POSCO Chemical Co. Ltd.	204	8,308
Samsung Biologics Co. Ltd.(a)(b)	138	45,975
Samsung C&T Corp.	606	50,742
Samsung Electro-Mechanics Co. Ltd.	456	42,853
Samsung Electronics Co. Ltd.	36,912	1,571,920
Samsung Engineering Co. Ltd.(a)	1,170	18,623
Samsung Fire & Marine Insurance Co. Ltd.	246	48,423
Samsung Heavy Industries Co. Ltd.(a)	3,636	21,425
Samsung Life Insurance Co. Ltd.	588	35,644
Samsung SDI Co. Ltd.	438	85,661
Samsung SDS Co. Ltd.	282	46,676
Samsung Securities Co. Ltd.	354	10,820
Shinhan Financial Group Co. Ltd.	3,222	118,798
Shinsegae Inc.	60	14,300
SK Holdings Co. Ltd.	300	65,402
SK Hynix Inc.	4,158	284,792
SK Innovation Co. Ltd.	408	50,605
SK Telecom Co. Ltd.	174	36,239
S-Oil Corp.	372	28,093

Security	Shares	Value

South Korea (continued)
Woongjin Coway Co. Ltd.	420	$31,861
Woori Financial Group Inc.	3,456	34,234
Yuhan Corp.	102	18,653

		4,917,881

Taiwan — 17.8%
Acer Inc.	24,000	14,120
Advantech Co. Ltd.	2,000	19,633
ASE Technology Holding Co. Ltd.	30,000	74,335
Asia Cement Corp.	18,000	26,814
Asustek Computer Inc.	6,000	45,329
AU Optronics Corp.	30,000	8,633
Catcher Technology Co. Ltd.	6,000	49,065
Cathay Financial Holding Co. Ltd.	62,063	84,824
Chailease Holding Co. Ltd.	12,442	55,664
Chang Hwa Commercial Bank Ltd.	50,461	37,957
Cheng Shin Rubber Industry Co. Ltd.	12,000	16,362
China Airlines Ltd.	48,000	14,175
China Development Financial Holding Corp.	102,000	32,462
China Life Insurance Co. Ltd./Taiwan(a)	24,507	20,362
China Steel Corp.	66,000	50,619
Chunghwa Telecom Co. Ltd.	30,000	111,109
Compal Electronics Inc.	30,000	18,485
CTBC Financial Holding Co. Ltd.	144,000	103,125
Delta Electronics Inc.	18,000	82,594
E.Sun Financial Holding Co. Ltd.	90,691	80,405
Far Eastern New Century Corp.	30,000	29,252
Far EasTone Telecommunications Co. Ltd.	12,000	28,751
First Financial Holding Co. Ltd.	79,572	59,854
Formosa Chemicals & Fibre Corp.	30,000	85,839
Formosa Petrochemical Corp.	12,000	37,757
Formosa Plastics Corp.	36,000	114,688
Foxconn Technology Co. Ltd.	12,000	26,194
Fubon Financial Holding Co. Ltd.	48,000	70,481
Highwealth Construction Corp.	6,000	9,154
Hon Hai Precision Industry Co. Ltd.	96,200	279,042
Hotai Motor Co. Ltd.	2,600	50,874
Hua Nan Financial Holdings Co. Ltd.	72,070	51,258
Innolux Corp.	84,000	21,750
Inventec Corp.	30,000	22,468
Largan Precision Co. Ltd.	1,000	145,360
Lite-On Technology Corp.	18,000	28,554
MediaTek Inc.	12,000	165,779
Mega Financial Holding Co. Ltd.	96,000	95,338
Micro-Star International Co. Ltd.	6,000	16,499
Nan Ya Plastics Corp.	42,000	98,425
Nanya Technology Corp.	12,000	28,003
Novatek Microelectronics Corp.	6,000	43,952
Pegatron Corp.	12,000	26,745
Pou Chen Corp.	24,000	31,268
Powertech Technology Inc.	6,000	18,505
President Chain Store Corp.	6,000	60,078
Quanta Computer Inc.	24,000	47,433
Realtek Semiconductor Corp.	6,000	45,329
Shanghai Commercial & Savings Bank Ltd. (The)	32,437	53,051
Shin Kong Financial Holding Co. Ltd.	92,258	30,389
SinoPac Financial Holdings Co. Ltd.	114,259	48,122
Synnex Technology International Corp.	12,000	14,493
Taishin Financial Holding Co. Ltd.	91,904	42,924
Taiwan Business Bank	44,100	18,068
Taiwan Cement Corp.	33,173	45,013

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Cooperative Financial Holding Co. Ltd.	72,664	$49,418
Taiwan High Speed Rail Corp.	24,000	28,279
Taiwan Mobile Co. Ltd.	12,000	45,034
Taiwan Semiconductor Manufacturing Co. Ltd.	188,000	1,879,353
Uni-President Enterprises Corp.	36,000	85,544
United Microelectronics Corp.	96,000	47,039
Vanguard International Semiconductor Corp.	12,000	28,161
Win Semiconductors Corp.	2,000	19,829
Winbond Electronics Corp.	42,000	24,021
Wistron Corp.	30,598	27,779
WPG Holdings Ltd.	13,520	16,817
Yuanta Financial Holding Co. Ltd.	78,000	50,491

		5,238,527

Thailand — 4.1%
Advanced Info Service PCL, NVDR	10,200	71,561
Airports of Thailand PCL, NVDR	37,200	92,946
B Grimm Power PCL, NVDR	7,200	12,628
Bangkok Bank PCL, Foreign	2,400	14,098
Bangkok Dusit Medical Services PCL, NVDR	73,200	59,592
Bangkok Expressway & Metro PCL, NVDR	56,400	20,158
Banpu PCL, NVDR	43,800	16,814
Berli Jucker PCL, NVDR	16,800	25,297
BTS Group Holdings PCL, NVDR	10,800	4,897
Bumrungrad Hospital PCL, NVDR	4,200	18,834
Central Pattana PCL, NVDR	18,000	37,081
Charoen Pokphand Foods PCL, NVDR	35,400	32,216
CP ALL PCL, NVDR	44,400	111,670
Electricity Generating PCL, NVDR	2,400	27,401
Energy Absolute PCL, NVDR	12,600	17,826
Global Power Synergy PCL, NVDR	3,600	9,710
Gulf Energy Development PCL, NVDR	3,600	19,896
Home Product Center PCL, NVDR	38,400	20,968
Indorama Ventures PCL, NVDR	15,600	17,940
Intouch Holdings PCL, NVDR	13,800	26,831
Kasikornbank PCL, Foreign	9,600	49,243
Kasikornbank PCL, NVDR	6,600	33,855
Krung Thai Bank PCL, NVDR	42,600	23,120
Land & Houses PCL, NVDR	68,400	22,183
Minor International PCL, NVDR	19,800	25,227
Muangthai Capital PCL, NVDR	3,600	7,178
Osotspa PCL, NVDR	7,200	9,769
PTT Exploration & Production PCL, NVDR	11,400	45,272
PTT Global Chemical PCL, NVDR	18,600	33,085
PTT PCL, NVDR	90,000	128,816
Ratch Group PCL, NVDR	8,400	19,667
Siam Cement PCL (The), NVDR	5,400	68,086
Siam Commercial Bank PCL (The), NVDR	7,200	28,831
Srisawad Corp PCL, NVDR	3,600	7,476
Thai Oil PCL, NVDR	10,200	23,291
Thai Union Group PCL, NVDR	39,600	18,085
True Corp. PCL, NVDR	120,600	17,720

		1,219,268

Turkey — 0.8%
Akbank T.A.S.(a)	24,546	33,207
BIM Birlesik Magazalar AS	3,672	29,409
Eregli Demir ve Celik Fabrikalari TAS	14,538	20,300
Haci Omer Sabanci Holding AS	12,780	20,249
KOC Holding AS	7,290	25,411
Tupras Turkiye Petrol Rafinerileri AS	1,008	21,745

Security	Shares	Value

Turkey (continued)
Turk Hava Yollari AO(a)	5,562	$13,228
Turkcell Iletisim Hizmetleri AS	9,588	22,637
Turkiye Garanti Bankasi AS(a)	19,518	34,322
Turkiye Is Bankasi AS, Class C(a)	6,444	6,900

		227,408

United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	18,408	37,837
Aldar Properties PJSC	47,850	28,268
DP World PLC	1,638	20,540
Dubai Islamic Bank PJSC	12,798	18,466
Emaar Malls PJSC	3,744	1,947
Emaar Properties PJSC	29,064	32,679
Emirates Telecommunications Group Co. PJSC	13,404	59,482
First Abu Dhabi Bank PJSC	20,472	84,716

		283,935

Total Common Stocks — 81.3% (Cost: $23,462,728)		23,942,671

Investment Companies

India — 13.7%
iShares MSCI India ETF(d)	117,042	4,033,267

Total Investment Companies — 13.7% (Cost: $4,029,159)		4,033,267

Preferred Stocks

Brazil — 3.6%
Banco Bradesco SA, Preference Shares, NVS	32,476	256,302
Braskem SA, Class A, Preference Shares, NVS	1,200	7,944
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,200	10,197
Cia. Brasileira de Distribuicao, Preference Shares, NVS	600	11,375
Cia. Energetica de Minas Gerais, Preference Shares, NVS	4,808	14,839
Gerdau SA, Preference Shares, NVS	9,000	36,185
Itau Unibanco Holding SA, Preference Shares, NVS	38,400	316,042
Itausa-Investimentos Itau SA, Preference Shares, NVS	34,234	107,439
Lojas Americanas SA, Preference Shares, NVS	6,000	31,615
Petroleo Brasileiro SA, Preference Shares, NVS	31,800	219,230
Telefonica Brasil SA, Preference Shares, NVS	3,600	47,892

		1,059,060

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	5,124	13,018
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares, NVS	924	21,871

		34,889

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	2,766	34,014

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	56,400	31,671

South Korea — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	168	10,255
Series 2, Preference Shares, NVS	258	17,758

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	6,246	$216,018

		244,031

Total Preferred Stocks — 4.7% (Cost: $1,403,235)		1,403,665

Rights

Brazil — 0.0%
Centrais Eletricas Brasileiras SA, (12/17/19)(a)	736	19

South Korea — 0.0%
AMOREPACIFIC Group, (Expires 12/06/19)(a)	14	0	(e)

Total Rights — 0.0% (Cost: $0)		19

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(f)	15,000	15,000

Total Short-Term Investments — 0.1% (Cost: $15,000)		15,000

Total Investments in Securities — 99.8% (Cost: $28,910,122)		29,394,622

Other Assets, Less Liabilities — 0.2%		58,465

Net Assets — 100.0%		$29,453,087

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	73,000	—	(58,000	)(a)	15,000	$15,000	$146	$—	$—
iShares MSCI India ETF	109,842	7,200	—		117,042	4,033,267	—	—	250,391

						$4,048,267	$146	$—	$250,391

(a)	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ex China ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$23,942,671	$—		$—	$23,942,671
Investment Companies	4,033,267	—		—	4,033,267
Preferred Stocks	1,403,665	—		—	1,403,665
Rights	19	0	(a)	—	19
Money Market Funds	15,000	—		—	15,000

	$29,394,622	$0	(a)	$—	$29,394,622

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares